Fair Value - Disclosures of Changes in Level 3 Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	€ 401,084
Beginning balance	425,425
Ending balance	371,821	€ 401,084
Ending balance	395,923	425,425
Level III [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	2,643	2,260
Total gains /losses in income statement	(821)	528
Total gains /losses in OCI	0	0
Purchases	60	45
Sales	279	219
Settlements	0	0
Net exchange difference	(87)	(31)
Reclassification	10
Transfers from levels I and II	10
Transfers to levels I and II	(2)	2
Transfers to disposal groups	(30)
Ending balance	2,064	2,643
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(747)	563
Level III [member] | Investment contracts for account of policyholders [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	176	156
Total gains /losses in income statement	7	(14)
Total gains /losses in OCI	0	0
Purchases	60	45
Sales	(21)	12
Settlements	0	0
Net exchange difference	(12)	(2)
Transfers from levels I and II	10
Transfers to levels I and II	(2)	2
Ending balance	219	176
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(2)	1
Level III [member] | Derivative [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	2,467	2,104
Total gains /losses in income statement	(828)	542
Total gains /losses in OCI	0	0
Sales	300	207
Settlements	0	0
Net exchange difference	(75)	(28)
Reclassification	10
Transfers to disposal groups	(30)
Ending balance	1,845	2,467
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(745)	562
Level III [member] | Recurring fair value measurement [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	9,275	11,954
Total gains /losses in income statement	199	(420)
Total gains /losses in OCI	(150)	113
Purchases	2,826	1,821
Sales	(1,558)	(1,527)
Settlements	(935)	(429)
Net exchange difference	(638)	(49)
Reclassification	(16)
Transfers from levels I and II	578	1,077
Transfers to levels I and II	(452)	(3,264)
Transfers to disposal groups	0	0
Ending balance	9,130	9,275
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	131	(159)
Level III [member] | Recurring fair value measurement [member] | Real estate held for own use [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	332	338
Total gains /losses in income statement	(2)	(9)
Total gains /losses in OCI	8	8
Purchases	(3)	5
Sales	(4)
Net exchange difference	(24)	6
Reclassification		(15)
Transfers to disposal groups	0	0
Ending balance	307	332
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(3)	5
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	3,112	5,365
Total gains /losses in income statement	(19)	(150)
Total gains /losses in OCI	(158)	105
Purchases	939	845
Sales	(309)	(487)
Settlements	(935)	(429)
Net exchange difference	(307)	68
Transfers from levels I and II	205	651
Transfers to levels I and II	(211)	(2,856)
Transfers to disposal groups	0	0
Ending balance	2,318	3,112
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	393	293
Total gains /losses in income statement	54	27
Total gains /losses in OCI	(46)	(7)
Purchases	68	161
Sales	(112)	(92)
Settlements	(35)	(1)
Net exchange difference	(34)	11
Transfers to disposal groups	0	0
Ending balance	288	393
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	1,966	4,144
Total gains /losses in income statement	39	1
Total gains /losses in OCI	(2)	92
Purchases	678	443
Sales	(149)	(262)
Settlements	(890)	(287)
Net exchange difference	(186)	39
Transfers from levels I and II	203	651
Transfers to levels I and II	(211)	(2,854)
Transfers to disposal groups	0	0
Ending balance	1,447	1,966
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	754	928
Total gains /losses in income statement	(112)	(177)
Total gains /losses in OCI	(109)	20
Purchases	194	240
Sales	(48)	(133)
Settlements	(9)	(141)
Net exchange difference	(87)	18
Transfers from levels I and II	1
Transfers to levels I and II		(1)
Transfers to disposal groups	0	0
Ending balance	583	754
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	5,831	6,250
Total gains /losses in income statement	220	(261)
Purchases	1,889	971
Sales	(1,245)	(1,039)
Net exchange difference	(306)	(123)
Reclassification	(16)	15
Transfers from levels I and II	374	427
Transfers to levels I and II	(241)	(409)
Transfers to disposal groups	0	0
Ending balance	6,506	5,831
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	134	(163)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	50
Total gains /losses in income statement	(11)	3
Purchases	583	48
Sales	(18)
Transfers to disposal groups	0	0
Ending balance	604	50
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(11)	3
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	6	6
Total gains /losses in income statement		(1)
Net exchange difference	(1)
Transfers to disposal groups	0	0
Ending balance	4	6
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	1
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	1,257	1,265
Total gains /losses in income statement	23	(44)
Purchases	378	178
Sales	(350)	(277)
Net exchange difference	(162)	35
Transfers from levels I and II	341	419
Transfers to levels I and II	(233)	(321)
Transfers to disposal groups	0	0
Ending balance	1,255	1,257
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	20	(42)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investment contracts for account of policyholders [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	1,726	1,745
Total gains /losses in income statement	11	22
Purchases	671	469
Sales	(622)	(395)
Net exchange difference	(27)	(35)
Transfers from levels I and II	32	8
Transfers to levels I and II	(8)	(88)
Transfers to disposal groups	0	0
Ending balance	1,784	1,726
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	30	23
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Derivatives [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	108	222
Total gains /losses in income statement	(33)	(285)
Purchases		75
Sales		108
Net exchange difference	(2)	(12)
Reclassification	(16)
Transfers to disposal groups	0	0
Ending balance	57	108
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(21)	(287)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	1,999	1,990
Total gains /losses in income statement	193	70
Purchases	246	120
Sales	(202)	(215)
Net exchange difference	(89)	19
Reclassification		15
Transfers to disposal groups	0	0
Ending balance	2,147	1,999
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	77	118
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate for policyholders [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	686	1,022
Total gains /losses in income statement	38	(26)
Purchases	10	81
Sales	(53)	(260)
Net exchange difference	(26)	(131)
Transfers to disposal groups	0	0
Ending balance	655	686
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	€ 38	€ 22